Asset Retirement Obligations (Changes to AROs) (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)
Asset Retirement Obligations [Line Items]
AROs, Beginning balance	$ 2,532	[1]
Obligations incurred during the period	2,395	[2]
Obligations settled during the period	(56)
AROs acquired in the SCANA Combination	577
Revisions in estimated cash flows	(228)	[2]
Accretion	83
AROs, Ending balance	5,303	[1]
Virginia Electric and Power Company
Asset Retirement Obligations [Line Items]
AROs, Beginning balance	1,445	[3]
Obligations incurred during the period	2,394	[2]
Obligations settled during the period	(41)
Revisions in estimated cash flows	(202)	[2]
Accretion	55
AROs, Ending balance	3,651	[3]
Dominion Energy Gas Holdings, LLC
Asset Retirement Obligations [Line Items]
AROs, Beginning balance	88	[4]
Obligations settled during the period	(2)
Accretion	2
AROs, Ending balance	$ 88	[4]

[1]	Includes $282 million and $319 million reported in other current liabilities at December 31, 2018 and June 30, 2019, respectively.
[2]	Primarily related to future ash pond and landfill closure costs at certain utility generation facilities. See Note 18 for further information.
[3]	Includes $245 million and $262 million reported in other current liabilities at December 31, 2018 and June 30, 2019, respectively.
[4]	Includes $76 million and $78 million reported in other deferred credits and other liabilities, with the remainder recorded in other current liabilities, at December 31, 2018 and June 30, 2019, respectively.